Share-based compensation	12 Months Ended
Dec. 31, 2022
Share-based compensation
Share-based compensation
27.	Share-based compensation
For the years ended December 31, 2020, 2021 and 2022, total share-based compensation expenses recognized were RMB4,156 million, RMB9,134 million and RMB7,548 million, respectively. The following table sets forth the allocation of share-based compensation expenses:

	For the year ended December 31,
	2020	2021	2022

	(RMB in millions)
Cost of revenues	98	102	143
Fulfillment	646	882	930
Marketing	347	586	631
Research and development	1,400	1,781	1,557
General and administrative	1,665	5,783	4,287

Total	4,156	9,134	7,548

Share incentive plan
The Company granted share-based awards to eligible employees and non-employees
pursuant to a share incentive plan entitled “Share Incentive Plan”, which was adopted on November 13, 2014 and governed the terms of the awards.
As of December 31, 2022, the Group had reserved 194,927,210 ordinary shares available to be granted as share-based awards under the Share Incentive Plan.

(1)	Employee and non-employee awards
The RSUs and share options are generally scheduled to be vested over two to ten years.
One-second,
one-third,
one-fourth,
one-fifth,
one-sixth,
or
one-tenth
of the awards, depending on different vesting schedules of the plans, are usually vested upon the end of the calendar year in which the awards were granted or the first anniversary dates of the grants, and the remaining of the awards shall be vested on straight line basis at the end of the remaining calendar or the anniversary years. Starting from the year ended December 31, 2016, certain awards had multiple tranches with tiered vesting commencement dates from 2016 to 2025, and each of the tranches is subject to a six-year
vesting schedule. Starting from the year ended December 31, 202
1
, certain granted RSUs are subject to vesting ratably over a
4-year
vesting period from the grant dates.
Upon the reorganization of JD Technology, the employees’ status of JD Technology changed from the employees of the Company’s subsidiary to non-employees
of the Company. Subsequent to June 2020, the employees’ status of JD Technology changed from non-employees
of the Company to employees of the Company’s equity method investee. Share-based awards granted by the Company to employees of JD Technology and share-based awards granted by JD Technology to employees of the Company were insignificant for all periods presented.
RSUs
a) Service-based RSUs
A summary of activities of the service-based RSUs for the years ended December 31, 2020, 2021 and 2022 is presented as follows:

	Number of RSUs	Weighted- Average Grant-Date Fair Value
		US$
Unvested as of December 31, 2019	100,831,204	15.35

Granted	42,621,084	26.44
Vested	(20,632,596)	15.25
Forfeited or cancelled	(14,550,450)	16.13

Unvested as of December 31, 2020	108,269,242	19.62

Granted	30,069,498	39.93
Vested	(23,834,466)	18.89
Forfeited or cancelled	(19,395,408)	21.30

Unvested as of December 31, 2021	95,108,866	25.89

Granted	13,951,100	29.81
Vested	(23,123,292)	23.04
Forfeited or cancelled	(14,295,620)	25.94

Unvested as of December 31, 2022	71,641,054	27.56

As of December 31, 2021 and 2022, 8,208,616 and 5,526,834 outstanding service-based RSUs were held by non-employees
and employees of the Company’s equity method investee, respectively, mainly including employees of JD Technology.
For the years ended December 31, 2020, 2021 and 2022, total share-based compensation expenses recognized by the Group for the service-based RSUs granted were RMB3,085 million, RMB4,129 million and RMB3,877 million, respectively.
As of December 31, 2022, there were RMB5,735 million of unrecognized share-based compensation expenses related to the service-based RSUs granted. The expenses are expected to be recognized over a weighted-average period of 3.7 years. The total fair value and intrinsic value of service-based RSUs vested was US$494 million (RMB3,458 million), US$973 million (RMB6,359 million) and US$706 million (RMB4,590 million) during the years ended December 31, 2020, 2021 and 2022, respectively.

b) Performance-based RSUs
For the years ended December 31, 2020, 2021 and 2022, total share-based compensation expenses recognized by the Group for the performance-based RSUs granted were insignificant.
As of December 31, 2022, there were no unrecognized share-based compensation expenses related to the performance-based RSUs granted.
Share options
A summary of activities of the service-based share options for the years ended December 31, 2020, 2021 and 2022 is presented as follows:

	Number of Share Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
		US$	Year	US$ in millions
Outstanding as of December 31, 2019	10,224,124	6.39	4.3	115
Exercised	(5,073,294)	6.23
Forfeited or cancelled	(243,770)	10.24

Outstanding as of December 31, 2020	4,907,060	6.38	3.0	184

Exercised	(1,962,856)	5.49
Forfeited or cancelled	(7,092)	13.42

Outstanding as of December 31, 2021	2,937,112	6.95	2.9	82

Exercised	(620,476)	5.70
Forfeited or cancelled	(2,500)	3.96

Outstanding as of December 31, 2022	2,314,136	7.29	2.2	48

Vested and expected to vest as of December 31, 2022	2,298,132	7.25	2.2	48
Exercisable as of December 31, 2022	2,247,452	7.12	2.1	47
As of December 31, 2021 and 2022, 167,206 and 78,706 outstanding share options were held by non-employees
and employees of the Company’s equity method investee, respectively, mainly including employees of JD Technology.
There was no option granted during the years ended December 31, 2020, 2021 and 2022.
The total intrinsic value of options exercised during the years ended December 31, 2020, 2021 and 2022 was US$111 million (RMB762 million), US$70 million (RMB453 million) and US$14 million (RMB98 million), respectively. The intrinsic value is calculated as the difference between the market value on the date of exercise and the exercise price of the share options.
For the years ended December 31, 2020, 2021 and 2022, total share-based compensation expenses recognized by the Group for the share options granted were insignificant. As of December 31, 2022, the unrecognized share-based compensation expenses related to the share options granted were insignificant. The expenses are expected to be recognized over a weighted-average period of 1.9 years.

(2)	Founder awards
In May 2015, with approval of the board of directors of the Company, Mr. Richard Qiangdong Liu (Mr. Liu), the Founder, was granted an option to acquire a total of 26,000,000 Class A ordinary shares of the Company with an exercise price of US$16.70 per share (or US$33.40 per ADS) under the Company’s Share Incentive Plan, subject to a
10-year
vesting schedule with 10% of the awards vesting on each anniversary of the grant date. The Company will not grant any additional equity incentive to Mr. Liu during the
10-year
period.
For the years ended December 31, 2020, 2021 and 2022, total share-based compensation expenses recognized for the Founder’s share options were RMB104 million, RMB73 million and RMB54 million, respectively.
As of December 31, 2022, there were RMB63 million of unrecognized share-based compensation expenses related to the Founder’s share options. The expenses are expected to be recognized over a weighted-average period of 2.4 years.

(3)	Share-based compensation of subsidiaries
JD Logistics
JD Logistics approved and adopted a
Pre-IPO
share incentive plan on March 31, 2018 and a Post- IPO share option scheme and a Post-IPO share award scheme on May 10, 2021, collectively the “JD Logistics Plan”. JD Logistics launched the JD Logistics Plan to eligible employees and non-employees
to attract and retain the best available personnel, provide additional incentives to its employees and non-employees
for promoting the success of JD Logistics. The JD Logistics Plan consists of share options, RSUs and other types of awards.
JD Logistics granted 224,511,105 and 30,030,446

share options of JD Logistics to its employees and
non-
employees
for the years ended December 31, 2020 and 2021, respectively, including the share options granted to Mr. Liu as mentioned below. There was no share option granted in 2022. The estimated fair value of each option granted is estimated on the date of grant using the binomial option-pricing model. The weighted average grant date fair value of options granted for the years ended December 31, 2020 and 2021 was

US$
2.00
and US$
4.31
per share, respectively. For the years ended December 31, 2020, 2021 and 2022, total share-based compensation expenses for the share options granted under the JD Logistics Plan were RMB
640 million, RMB1,162 million and RMB702
million, respectively. As of December 31, 2022, there were RMB
970
million of unrecognized share-based compensation expenses related to the share options granted. The expenses ar
e expected to be recognized over a weighted-average period of
3.6
years.
In October 2020, options to acquire 99,186,705 ordinary shares of JD Logistics with an exercise price of US$0.01 per share were granted to Mr. Liu according to the JD Logistics Plan. The grant was awarded to Mr. Liu to motivate him to continue leading the future success of JD Logistics. The grant by JD Logistics is subject to a
6-year
vesting schedule with 16.7% of the awards vesting on each anniversary of the grant date.
Starting July 2021, JD Logistics granted RSUs to its employees and non-employees.
JD Logistics granted 9,663,953 and 41,570,538 RSUs of JD Logistics to its employees and non-employees
for the years ended December 31, 2021 and 2022, respectively. The estimated fair value of each RSU granted is based on market value of the JD Logistics’s shares on each date of grant. The weighted average grant date fair value of RSUs granted for the year
s
ended December 31, 2021 and 2022 was HK$35.00 and HK$18.23 per share, respectively. For the years ended December 31, 2021 and 2022, total share-based compensation expenses for the RSUs granted under JD Logistics Plan were RMB39 million and RMB259 million, respectively. As of December 31, 2022, there were RMB412 million of unrecognized share-based compensation expenses related to the RSUs granted. The expenses are expected to be recognized over a weighted-average period of 3.3 years.

JD Health
JD Health approved and adopted a
Pre-IPO
share incentive plan on September 14, 2020 and a
Post-
IPO
share option scheme and a Post-IPO share award scheme on November 23, 2020, collectively the “JD Health Plan”. JD Health launched the JD Health Plan to eligible employees and non-employees
to attract and retain the best available personnel, provide additional incentives to its employees and non-employees
for promoting the success of JD Health. The JD Health Plan consists of share options, RSUs and other types of awards.
JD Health granted
94,770,812
share options of JD Health to its employees and
non-employees
for the year ended December 31, 2020, including the share options granted to Mr. Liu as mentioned below. There was no share option granted in 2021 and 2022. The estimated fair value of each option grant is estimated on the date of grant using the binomial option-pricing model. The weighted average grant date fair value of options granted for the year ended December 31, 2020 was
US$
7.45
per share. For the years ended December 31, 2020, 2021 and 2022, total share-based compensation expenses for the share options granted under the JD Health Plan were RMB
331
 million, RMB
1,133
 million and RMB
960
million, respectively. As of December 31, 2022, there were RMB
1,165
million of unrecognized share-based compensation expenses related to the share options granted. The expenses ar
e expected to be recognized over a weighted-average period of
4.7
years.
In October 2020, options to acquire
53,042,516
ordinary shares of JD Health with an exercise price of US$
0.0000005
per share were granted to Mr. Liu according to the JD Health Plan. The grant was awarded to Mr. Liu to motivate him to continue leading the future success of JD Health. The grant by JD Health is subject to a
6
-year
vesting schedule with
16.7
% of the awards vesting on each anniversary of the grant date.
Starting January 2021, JD Health granted RSUs to its employees and non-employees.
JD Health granted
80,582,712
and
4,638,422
RSUs of JD Health to its employees and
non-employees
for the year
s
ended December 31, 2021 and 2022, respectively. The estimated fair value of each RSU granted is based on market value of the JD Health’s shares on each date of grant. The weighted average grant date fair value of RSUs granted for the year
s
ended December 31, 2021
and 2022
was HK$
112.31
and HK$
52.33
per share, respectively. For the years ended December 31, 2021 and 2022, total share-based compensation expenses for the RSUs granted under the JD Health Plan were RMB
1,428
 million and RMB
1,108
million, respectively. As of December 31, 2022, there were RMB
1,609
million of unrecognized share-based compensation expenses related to the RSUs granted. The expenses are expected to be recognized over a weighted-average period of
3.9
years.
Other Subsidiaries
In 2021, JD Property and JD
Industrials
each approved and adopted their own share incentive plan (“JD Property Plan” and “JD
Industrials
Plan”), respectively, to eligible employees and
non-employees
to attract and retain the best available personnel, provide additional incentives to its employees and non-employees
for promoting the success of JD Property and JD
Industrials
. The JD Property Plan and JD
Industrials
Plan both consist of share options, RSUs and other types of awards.
JD Property granted
193,059,698
RSUs
and

108,399,512
share options for the years ended December 31, 2021 and 2022, respectively. The estimated fair value of each RSU and share option granted is estimated on the date of grant using the Black-Scholes option pricing model. The weighted average grant date fair value of RSUs granted for the year ended December 31, 2021 was
RMB
2.42
and the weighted average grant date fair value of share options granted for the year ended December 31, 2022 was
RMB
4.03
per share.
193,059,698
RSUs and options to acquire
81,446,610

ordinary shares of JD Property with an exercise US$
0.0000005
per share were granted to Mr. Liu according to the JD
Property Plan,
which were
fully vested on November 25, 2021 and October 1, 2022, respectively. Total share-based compensation expenses for the RSUs granted under JD Property Plan for the year ended December 31, 2021 were RMB467 million and expenses for the share options granted under JD Property Plan for the year ended December 31, 2022 were RMB354 million. As of December 31, 2022, there were RMB50 million of unrecognized share-based compensation expenses related to the share options granted. The expenses are
expected to be recognized over a weighted-average period of

3.
0 years.

JD
Industrials
granted 90,629,636
RSUs and
2,660,000
share options for the years ended December 31, 2021 and 2022, respectively. The estimated fair value of each RSU and share option granted is estimated on the date of grant based on the recent rounds of financing or binomi al
 option-pricing model. The weighted average grant date fair value of RSUs granted for the year ended December 31, 2021 was US$1.18 and the weighted average grant date fair value of share options granted for the year ended December 31, 2022 was
US$1.40
per share.
 90,629,636
RSUs, which
were
fully vested on December 30, 2021, were granted to Mr. Liu according to the JD Industrials Plan for the year ended December 31, 2021. Total share-based compensation expenses for the RSUs granted under JD Industrials Plan for the year ended December 31, 2021 were
 RMB684
million and expenses for the share options granted under JD Industrials Plan for the year ended December 31, 2022 were
RMB7

million. As of December 31, 2022, there were RMB
12
million of unrecognized share-based compensation expenses related to the share options granted. The expenses are expected to be recognized over a weighted-average period of
 3.25 years.
Other than those disclosed above, the share-based compensation expenses of other subsidiaries in aggregate were insignificant for the years ended December 31, 2020, 2021 and 2022
.